UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2861

Fidelity Money Market Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Trust

Retirement Government Money Market Portfolio

May 31, 2016

RGM-QTLY-0716
1.802204.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 2.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bills
7/7/16 to 11/25/16	0.40 to 0.50%	$37,175	$37,128
U.S. Treasury Notes
7/15/16	0.32	30,000	30,011
TOTAL U.S. TREASURY DEBT
(Cost $67,139)			67,139

U.S. Government Agency Debt - 78.4%
Federal Agencies - 78.4%
Fannie Mae
8/18/16	0.49	14,000	13,985
Federal Farm Credit Bank
6/20/16 to 2/10/17	0.33 to 0.46 (b)	39,000	39,012
Federal Home Loan Bank
6/2/16 to 11/2/17	0.30 to 0.60 (b)	2,248,410	2,247,964
Freddie Mac
6/14/16 to 3/9/17	0.44 to 0.75 (b)	112,000	111,998
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,412,959)			2,412,959

U.S. Government Agency Repurchase Agreement - 15.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.3% dated 5/31/16 due 6/1/16 (Collateralized by (U.S. Government Obligations) #	$245,961	$245,959
With:
Citibank NA at:
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $3,075,954, 0.13% - 7.63%, 11/15/16 - 2/15/39)	3,000	3,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $18,536,917, 0.75% - 5.13%, 10/18/16 - 8/15/45)	18,001	18,000
Credit Suisse Securities (U.S.A.) LLC at:
0.28%, dated:
5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $3,062,086, 0.00% - 6.75%, 1/15/25 - 3/15/31)	3,000	3,000
5/27/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $3,060,564, 0.00% - 6.25%, 1/15/25 - 5/15/29)	3,000	3,000
0.35%, dated 5/6/16 due 6/6/16 (Collateralized by U.S. Government Obligations valued at $5,101,753, 6.75%, 3/15/31)	5,002	5,000
ING Financial Markets LLC at:
0.35%, dated 4/1/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $2,044,825, 3.50%, 8/01/42)	2,001	2,000
0.37%, dated 4/25/16 due 6/22/16 (Collateralized by U.S. Government Obligations valued at $3,063,394, 3.50%, 8/01/42)	3,002	3,000
0.4%, dated:
5/9/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $6,124,454, 4.00%, 11/01/44)	6,006	6,000
5/10/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $4,081,421, 4.00%, 11/01/44)	4,004	4,000
5/11/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $4,081,963, 3.50%, 8/01/42)	4,004	4,000
0.41%, dated:
4/21/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $3,063,394, 3.50%, 8/01/42)	3,003	3,000
5/3/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $5,102,937, 4.00%, 11/01/44)	5,005	5,000
5/4/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $5,102,937, 4.00%, 11/01/44)	5,005	5,000
5/5/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $4,081,963, 3.50%, 8/01/42)	4,004	4,000
5/6/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $5,102,937, 4.00%, 11/01/44)	5,005	5,000
0.43%, dated 4/13/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $3,063,394, 3.50%, 8/01/42)	3,003	3,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $20,408,727, 3.50%, 3/20/45)	20,012	20,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated:
5/3/16 due 7/6/16 (Collateralized by U.S. Government Obligations valued at $5,101,632, 0.25% - 5.19%, 1/15/25 - 11/20/45)	5,003	5,000
5/9/16 due 7/8/16 (Collateralized by U.S. Government Obligations valued at $5,101,238, 2.28% - 5.19%, 10/01/36 - 5/01/43)	5,003	5,000
5/10/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $7,141,659, 2.28% - 3.50%, 11/01/35 - 5/01/46)	7,005	7,000
5/25/16 due 7/25/16 (Collateralized by U.S. Government Obligations valued at $11,220,829, 2.28% - 4.50%, 11/01/23 - 5/01/46)	11,007	11,000
0.43%, dated 4/8/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $5,103,378, 0.50% - 4.00%, 2/28/17 - 5/01/45)	5,005	5,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $6,181,580, 3.00%, 10/15/40)	6,006	6,000
RBC Capital Markets Corp. at:
0.34%, dated:
5/2/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $5,102,648, 1.50% - 5.00%, 6/01/28 - 6/01/46)	5,003	5,000
5/4/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $10,207,165, 1.50% - 4.87%, 6/01/28 - 6/01/46)	10,006	10,000
5/16/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $13,263,074, 2.18% - 5.50%, 6/01/28 - 5/01/46)	13,008	13,000
5/17/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $6,122,320, 2.23% - 6.00%, 6/01/28 - 6/01/46)	6,004	6,000
0.35%, dated:
4/11/16 due 6/7/16:
(Collateralized by U.S. Government Obligations valued at $5,102,681, 1.50% - 4.87%, 4/01/27 - 5/01/46)	5,003	5,000
(Collateralized by U.S. Government Obligations valued at $7,143,541, 2.13% - 6.00%, 9/01/26 - 5/01/46)	7,004	7,000
4/15/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,300, 2.29% - 4.00%, 3/1/29 - 6/1/46)	7,004	7,000
4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $7,143,054, 2.29% - 6.00%, 12/01/38 - 6/01/46)	7,004	7,000
5/27/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $6,120,298, 3.00% - 3.50%, 5/01/46 - 5/20/46)	6,002	6,000
0.37%, dated 5/23/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $3,061,552, 3.00% - 4.50%, 6/01/28 - 6/01/46)	3,002	3,000
Wells Fargo Securities, LLC at:
0.28%, dated 5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $3,060,143, 3.50%, 5/20/31 - 5/20/46)	3,000	3,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $18,459,449, 3.00% - 4.00%, 12/20/45 - 5/20/46)	18,001	18,000
0.45%, dated:
4/6/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $4,082,857, 3.50%, 5/20/31 - 4/20/46)	4,005	4,000
4/7/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $9,186,312, 3.50% - 4.00%, 11/20/45 - 4/20/46)	9,010	9,000
4/11/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $3,061,951, 3.5%, 5/20/46)	3,003	3,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $486,959)		486,959

U.S. Treasury Repurchase Agreement - 5.6%
With:
Barclays Capital, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $14,280,198, 0.00% - 7.50%, 6/23/16 - 8/15/29)	14,000	14,000
BMO Harris Bank NA at:
0.35%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,154,056, 1.88% - 2.50%, 8/31/22 - 5/15/24)	4,003	4,000
0.38%, dated 3/2/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,267,726, 1.38% - 2.50%, 8/31/20 - 5/15/24)	8,010	8,000
Commerz Markets LLC at 0.4%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $45,900,889, 1.38% - 2.75%, 2/15/19 - 5/31/21)	45,001	45,000
Deutsche Bank Securities, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $19,380,200, 1.63%, 11/15/22)	19,000	19,000
Mizuho Securities U.S.A., Inc. at 0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $28,624,425, 1.75%, 5/15/23)	28,002	28,000
Royal Bank of Canada at:
0.28%, dated:
5/26/16 due 6/2/16:
(Collateralized by U.S. Treasury Obligations valued at $10,253,156, 1.75%, 2/28/22)	10,001	10,000
(Collateralized by U.S. Treasury Obligations valued at $2,047,954, 2.00%, 9/30/20)	2,000	2,000
5/27/16 due 6/3/16 (Collateralized by U.S. Treasury Obligations valued at $23,534,057, 2.00%, 2/28/21)	23,001	23,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $9,211,138, 2.00%, 9/30/20)	9,001	9,000
Wells Fargo Securities, LLC at 0.4%, dated:
4/4/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $3,062,003, 0.88%, 3/31/18)	3,003	3,000
4/6/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,082,582, 1.00%, 3/15/19)	4,004	4,000
4/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $2,041,250, 0.75%, 3/15/17)	2,002	2,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $171,000)		171,000
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $3,138,057)		3,138,057
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(60,154)
NET ASSETS - 100%		$3,077,903

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$245,959,000 due 6/01/16 at 0.30%
BNP Paribas, S.A.	$54,152
BNY Mellon Capital Markets LLC	2,490
Bank of America NA	29,329
Bank of Nova Scotia	303
Citibank NA	15,561
Credit Agricole CIB New York Branch	46,682
Credit Suisse Securities (USA) LLC	57,992
HSBC Securities (USA), Inc.	3,722
ING Financial Markets LLC	1,494
J.P. Morgan Securities, Inc.	16,806
Mizuho Securities USA, Inc.	6,834
Societe Generale	7,469
Wells Fargo Securities LLC	3,125
$245,959

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $3,138,057,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Trust

Retirement Government Money Market II Portfolio
(formerly Retirement Money Market Portfolio)

May 31, 2016

RMM-QTLY-0716
1.802205.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.0%
U.S. Treasury Bills
6/30/16 to 9/8/16	0.43 to 0.57%	$246,000	$245,738
U.S. Treasury Notes
6/30/16 to 8/31/16	0.32 to 0.57	404,000	404,600
TOTAL U.S. TREASURY DEBT
(Cost $650,338)			650,338

U.S. Government Agency Debt - 79.9%
Federal Agencies - 79.9%
Fannie Mae
8/18/16	0.49	117,000	116,877
Federal Farm Credit Bank
6/20/16 to 7/6/16	0.33 to 0.38 (b)	19,000	19,000
Federal Home Loan Bank
6/2/16 to 11/2/17	0.32 to 0.60 (b)(c)	7,949,190	7,947,254
Freddie Mac
6/14/16 to 3/9/17	0.38 to 0.75 (b)	543,000	543,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $8,626,131)			8,626,131

U.S. Government Agency Repurchase Agreement - 11.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.3% dated 5/31/16 due 6/1/16 (Collateralized by U.S. Government Obligations) #	$406,870	$406,867
With:
Citibank NA at:
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $11,222,096, 0% - 7.5%, 8/25/16 - 5/15/46)	11,001	11,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $66,488,354, 0.75% - 8.6%, 11/15/16 - 8/15/45)	65,004	65,000
Credit Suisse Securities (U.S.A.) LLC at:
0.28%, dated:
5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $11,223,418, 0% - 6.75%, 9/15/29 - 5/4/37)	11,001	11,000
5/27/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $11,221,896, 6.25%, 7/15/32)	11,001	11,000
0.35%, dated 5/6/16 due 6/6/16 (Collateralized by U.S. Government Obligations valued at $16,324,663, 0%, 5/4/37)	16,005	16,000
ING Financial Markets LLC at:
0.35%, dated 4/1/16 due 6/3/16 (Collateralized by U.S. Government Obligations valued at $7,147,509, 4% - 4.5%, 8/1/40 - 11/1/44)	7,004	7,000
0.37%, dated 4/25/16 due 6/22/16 (Collateralized by U.S. Government Obligations valued at $11,226,283, 4%, 4/1/42)	11,007	11,000
0.4%, dated:
5/9/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $23,696,054, 3%, 10/15/40)	23,022	23,000
5/10/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $13,265,262, 3.5% - 4%, 4/1/42 - 6/1/42)	13,013	13,000
5/11/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $13,265,527, 3.5%, 6/1/42)	13,013	13,000
0.41%, dated:
4/21/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $11,225,606, 4% - 4.5%, 8/1/40 - 4/1/42)	11,011	11,000
5/3/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $18,366,207, 4% - 5.5%, 5/1/40 - 1/1/42)	18,018	18,000
5/4/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $18,368,117, 4% ,1/1/42)	18,018	18,000
5/5/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $14,286,086, 3.5% - 4.5%, 1/1/41 - 6/1/42)	14,014	14,000
5/6/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $17,346,123, 4.5% - 5.5%, 5/1/40 - 1/1/41)	17,017	17,000
0.43%, dated 4/13/16 due 7/5/16 (Collateralized by U.S. Government Obligations valued at $12,247,856, 4%, 4/1/42)	12,013	12,000
Merrill Lynch, Pierce, Fenner & Smith at 0.35%, dated 4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $69,389,671, 4%, 11/20/45)	68,040	68,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated:
5/3/16 due 7/6/16 (Collateralized by U.S. Government Obligations valued at $18,365,667, 1.59% - 6.06%, 5/1/18 - 3/1/46)	18,012	18,000
5/9/16 due 7/8/16 (Collateralized by U.S. Government Obligations valued at $18,364,458, 2.25% - 4.50%, 11/1/23 - 5/1/46)	18,011	18,000
5/10/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $25,516,880, 0.25% - 5.5%, 11/1/23 - 2/1/48)	25,016	25,000
5/25/16 due 7/25/16 (Collateralized by U.S. Government Obligations valued at $38,762,885, 2.05% - 4.50%, 2/15/19 - 5/1/46)	38,024	38,000
0.43%, dated 4/8/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $19,392,515, 1.58% - 5.17%, 1/1/19 - 5/1/46)	19,020	19,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $23,468,497, 3% - 4%, 10/1/29 - 1/1/42)	23,023	23,000
RBC Capital Markets Corp. at:
0.34%, dated:
5/2/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $16,324,713, 2.39% - 5.5%, 9/1/33 - 6/1/46)	16,009	16,000
5/4/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $34,689,276, 2.31% - 5.5%, 4/1/27 - 6/1/46)	34,020	34,000
5/16/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $44,886,890, 2.12% - 6%, 4/1/27 - 5/1/46)	44,026	44,000
5/17/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $22,443,180, 2.31% - 5.5%, 3/1/29 - 3/1/46)	22,013	22,000
0.35%, dated:
4/11/16 due 6/7/16:
(Collateralized by U.S. Government Obligations valued at $19,400,380, 2.25% - 5.5%, 9/25/28 - 6/1/46)	19,011	19,000
(Collateralized by U.S. Government Obligations valued at $23,470,727, 2.31% - 4.5%, 3/1/27 - 5/1/46)	23,013	23,000
4/15/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $23,471,633, 2.23% - 6%, 2/1/28 - 5/1/46)	23,013	23,000
4/18/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $23,470,036, 2.13% - 6%, 6/1/28 - 6/1/46)	23,013	23,000
5/27/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $22,441,092, 3% - 3.5%, 5/20/46 - 6/1/46)	22,007	22,000
0.37%, dated 5/23/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $12,241,347, 2.13% - 6%, 6/1/28 - 5/1/46)	12,007	12,000
Wells Fargo Securities, LLC at:
0.28%, dated 5/26/16 due 6/2/16 (Collateralized by U.S. Government Obligations valued at $11,220,524, 4%, 12/20/45 - 5/20/46)	11,001	11,000
0.32%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Government Obligations valued at $66,300,590, 3.5% - 4%, 12/20/45 - 5/20/46)	65,004	65,000
0.45%, dated:
4/6/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $14,289,996, 3.5% - 4%, 2/20/46 - 5/20/46)	14,016	14,000
4/7/16 due 7/7/16 (Collateralized by U.S. Government Obligations valued at $32,662,441, 3.5% - 4.5%, 3/20/45 - 5/20/46)	32,036	32,000
4/11/16 due 7/11/16 (Collateralized by U.S. Government Obligations valued at $9,185,853, 3.5%, 4/20/46)	9,010	9,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,255,867)		1,255,867

U.S. Treasury Repurchase Agreement - 5.6%
With:
Barclays Capital, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $51,000,529, 0% - 2.75%, 6/23/16 - 8/31/21)	50,000	50,000
BMO Harris Bank NA at:
0.35%, dated 5/9/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $13,312,049, 2% - 2.75%, 7/31/22 - 11/15/23)	13,010	13,000
0.38%, dated 3/2/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $28,492,939, 1.38% ,8/31/20 )	27,034	27,000
Commerz Markets LLC at 0.4%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $165,241,784, 2.75%, 2/15/19)	162,002	162,000
Deutsche Bank Securities, Inc. at 0.31%, dated 5/31/16 due 6/1/16 (Collateralized by U.S. Treasury Obligations valued at $69,360,668, 0.00% - 3.00%, 9/30/16 - 10/31/22)	68,001	68,000
Mizuho Securities U.S.A., Inc. at 0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $100,180,452, 1.75%, 5/15/23)	98,006	98,000
Royal Bank of Canada at:
0.28%, dated:
5/26/16 due 6/2/16:
(Collateralized by U.S. Treasury Obligations valued at $35,886,047, 1.75%, 2/28/22)	35,002	35,000
(Collateralized by U.S. Treasury Obligations valued at $8,191,817, 2.00%, 9/30/20)	8,000	8,000
0.28%, dated: 5/27/16 due 6/3/16 (Collateralized by U.S. Treasury Obligations valued at $80,832,927, 2%, 2/28/21)	79,004	79,000
0.31%, dated 5/31/16 due 6/7/16 (Collateralized by U.S. Treasury Obligations valued at $33,771,066, 2%, 9/30/20)	33,002	33,000
Wells Fargo Securities, LLC at 0.4%, dated:
4/4/16 due 7/5/16 (Collateralized by U.S. Treasury Obligations valued at $9,186,009, 0.88%, 3/31/18)	9,009	9,000
4/6/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,288,937, 1%, 3/15/19)	14,014	14,000
4/7/16 due 7/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,144,426, 0.75%, 3/15/17)	7,007	7,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $603,000)		603,000
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $11,135,336)		11,135,336
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(344,140)
NET ASSETS - 100%		$10,791,196

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$406,867,000 due 6/01/16 at 0.30%
BNP Paribas, S.A.	$89,577
BNY Mellon Capital Markets LLC	4,119
Bank of America NA	48,516
Bank of Nova Scotia	501
Citibank NA	25,741
Credit Agricole CIB New York Branch	77,222
Credit Suisse Securities (USA) LLC	95,933
HSBC Securities (USA), Inc.	6,157
ING Financial Markets LLC	2,471
J.P. Morgan Securities, Inc.	27,800
Mizuho Securities USA, Inc.	11,305
Societe Generale	12,356
Wells Fargo Securities LLC	5,169
$406,867

Income Tax Information

At May 31, 2016 the cost for Federal Income Tax Purposes was $11,135,336,000.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016